Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Short Duration Tax Free Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 102 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.80%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	This amount has been updated from fiscal year amounts to reflect the current fee waiver and/or expense limitation agreement.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the expense limitation agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The first example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

For purposes of its investment objective, the Fund uses the volatility of the Barclays 1-5 Year Municipal Bond Index as an approximation of reasonable risk. To pursue its objective, under normal conditions, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax. Under normal conditions, the Fund invests primarily in investment grade municipal bonds. Investment grade municipal bonds are rated BBB/Baa or higher (at the time of purchase) by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality.

The Fund may invest up to 20% of its net assets in municipal bonds rated BB/Ba or lower (at the time of purchase) by an independent rating agency or unrated but deemed by Lord Abbett to be of comparable quality (commonly referred to as “below investment grade,” “high yield,” or “junk” bonds).

The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds, municipal leases, and variable rate demand notes. Municipal bond issuers may be U.S. states, territories (such as Puerto Rico), and possessions and their political subdivisions, agencies, and instrumentalities.

The Fund may invest up to 20% of its net assets in municipal bonds that pay interest subject to the federal alternative minimum tax (“AMT”), including certain private activity bonds (commonly referred to as “AMT paper”). Although the Fund is permitted to invest up to 20% of its net assets in fixed income securities that pay interest subject to federal income tax, the Fund presently has no intention of investing in this manner. The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or their political subdivisions. The Fund may invest in both insured and uninsured municipal bonds.

The Fund may use inverse floaters, which is a type of derivative investment that provides leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates. These investments are intended to increase the Fund’s income and potential investment return and are speculative. The Fund also may invest in other types of derivatives, such as futures, for speculative, hedging, or duration management purposes.

The Fund may invest in securities of any maturity or duration. The Fund’s dollar-weighted average maturity generally is expected to be between one and three years, but will vary with market conditions. Although the Fund may invest significantly in money market securities and their equivalents, it is not a money market fund and is not subject to money market fund requirements.

The Fund’s investment team focuses on credit risk analysis, tax exempt income yield, total return potential, interest rate risk, and call protection in selecting municipal bonds. The Fund generally will sell a security when it believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or their political subdivisions.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The following is a summary of certain risks that could adversely affect the Fund’s performance or increase volatility:

•

Portfolio Management Risk – If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Market Risk – The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions and other factors. Although prices of debt securities tend to rise and fall less dramatically than those of equity securities, they may experience heightened volatility if interest rates rise or the U.S. Federal Reserve continues to curb its bond buying program, for example.

•

Fixed Income Securities Risk – The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Lower rated municipal bonds in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

•

Municipal Bond Risk – Municipal bonds are subject to the same risks affecting fixed income securities in general. In addition, the price of municipal bonds may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer. The market for municipal bonds generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its bonds.

•

Below Investment Grade Municipal Bond Risk – Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but may have greater price fluctuations and have a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid, which may make such bonds more difficult to sell at an acceptable price, especially during periods of increased market volatility or significant market decline.

•

Call Risk – A substantial portion of municipal bonds are “callable,” meaning they give the issuer the right to call or redeem the bonds before maturity. As interest rates decline, these bond issuers may pay off their loans early by buying back the bonds, thus depriving the Fund of above market interest rates. Moreover, the Fund may have to reinvest the prepayment proceeds in lower yielding securities.

•

Concentration Risk – The Fund may concentrate its investments in issuers within a particular state, territory or possession, which may expose the Fund’s assets to negative economic, business or political developments in such region. This focus may adversely affect the value of the Fund’s investments more than if such assets were not so concentrated.

•

Credit Risk – Municipal bonds are subject to the risk that the issuer of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each issuer and the municipalities, agencies, instrumentalities, and other issuers within the state, territory or possession. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the facility.

•

Industry Risk – Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g. companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of bonds issued by such facilities.

•

Derivatives Risk – Loss may result from the Fund’s investments in futures contracts, inverse floaters and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund’s interest rate risk and may cause the Fund to realize a limited amount of taxable income. Losses also may arise from the failure of a derivative counterparty to meet its contractual obligations.

•	Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

•

Governmental Risk – Government actions, including U.S. federal government actions and actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued.

•

Interest Rate Risk – As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, causing the Fund’s investments typically to lose value. Interest rate changes typically have a greater effect on the price of longer-term bonds, including inverse floaters, than on shorter-term bonds.

•

Liquidity Risk – It may be difficult for the Fund to sell certain securities, including below investment grade municipal bonds, in a timely manner and at their stated value, which could result in losses to the Fund. In addition, the Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

•

State and Territory Risks – Although the Fund does not have a specific geographic focus, from time to time, the Fund may be more exposed to risks affecting a particular state, territory (such as Puerto Rico), or region. As a result, adverse economic conditions in that state, territory, or region are likely to affect the Fund’s performance.

•

Taxability Risk – The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities (except for its ability to invest up to 20% of its net assets in municipal bonds that pay interest subject to AMT and fixed income securities that pay interest that is subject to regular federal income tax), there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class B shares because the Fund has not issued Class B shares to date.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 1st Q ‘09 +2.36%	Worst Quarter 2nd Q ‘13 -1.01%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.01%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund believes that the Barclays 1-5 Year Municipal Bond Index more closely reflects the Fund's investment strategies than the Barclays Municipal Bond Index: 1 Year (1-2). Therefore, the Fund will remove the Barclays Municipal Bond Index: 1 Year (1-2) from the performance table in the future.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges. The Fund believes that the Barclays 1-5 Year Municipal Bond Index more closely reflects the Fund’s investment strategies than the Barclays Municipal Bond Index: 1 Year (1-2). Therefore, the Fund will remove the Barclays Municipal Bond Index: 1 Year (1-2) from the performance table in the future.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Barclays 1-5 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.14%
5 Years	rr_AverageAnnualReturnYear05	2.73%
Life of Class	rr_AverageAnnualReturnSinceInception	2.73%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Barclays Municipal Bond Index: 1 Year (1-2) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.80%
5 Years	rr_AverageAnnualReturnYear05	1.57%
Life of Class	rr_AverageAnnualReturnSinceInception	1.57%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[2],[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	439
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,071
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	290
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	439
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	601
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,071
Annual Return 2009	rr_AnnualReturn2009	6.14%
Annual Return 2010	rr_AnnualReturn2010	2.17%
Annual Return 2011	rr_AnnualReturn2011	3.46%
Annual Return 2012	rr_AnnualReturn2012	2.16%
Annual Return 2013	rr_AnnualReturn2013	0.02%
1 Year	rr_AverageAnnualReturnYear01	(2.26%)
5 Years	rr_AverageAnnualReturnYear05	2.30%
Life of Class	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.28%)
5 Years	rr_AverageAnnualReturnYear05	2.30%
Life of Class	rr_AverageAnnualReturnSinceInception	2.30%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.73%)
5 Years	rr_AverageAnnualReturnYear05	2.24%
Life of Class	rr_AverageAnnualReturnSinceInception	2.24%
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[2],[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	648
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	769
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,014
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,570
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	469
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	814
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,570
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.86%	[6]
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.31%	[2],[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	233
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	426
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	740
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,631
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	426
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	740
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,631
1 Year	rr_AverageAnnualReturnYear01	(1.63%)
5 Years	rr_AverageAnnualReturnYear05	2.02%
Life of Class	rr_AverageAnnualReturnSinceInception	2.02%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[2],[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	187
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	330
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	745
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	187
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	330
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	745
1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	2.87%
Life of Class	rr_AverageAnnualReturnSinceInception	2.87%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[2],[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	155
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	275
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	623
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	46
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	155
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 623
1 Year	rr_AverageAnnualReturnYear01	0.21%
5 Years	rr_AverageAnnualReturnYear05	2.97%
Life of Class	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008

[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	This amount has been updated from fiscal year amounts to reflect the current fee waiver and/or expense limitation agreement.
[3]	For the period February 1, 2014 through January 31, 2015, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to an annual rate of 0.45%. Shareholders will incur actual total annual operating expenses less than or equal to 0.45% plus the amount of any applicable 12b-1 fee and interest related expenses. This agreement may be terminated only by the Fund's Board of Directors.
[4]	These amounts include interest and related expenses from inverse floaters of less than 0.01%.
[5]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[6]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.